DECOMMISSIONING, RESTORATION AND SIMILAR LIABILITIES - Additional Information (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of fair value measurement of liabilities [line items]
Discount rate applied to cash flow projections		3.75%	3.75%	4.50%	4.50%
Bank borrowings. letters of credit			$ 85.7		$ 71.0
Letter of credit, extension period	1 year	1 year
Provision for decommissioning, restoration and rehabilitation costs
Disclosure of fair value measurement of liabilities [line items]
Provision for decommissioning, restoration and rehabilitation costs			220.4		250.3	$ 274.3
Undiscounted Value of Liabilities			$ 272.0		$ 365.1
Provision for decommissioning, restoration and rehabilitation costs | Bottom of range [member]
Disclosure of fair value measurement of liabilities [line items]
Discount rate applied to cash flow projections		1.77%	1.77%	2.14%	2.14%
Provision for decommissioning, restoration and rehabilitation costs | Top of range [member]
Disclosure of fair value measurement of liabilities [line items]
Discount rate applied to cash flow projections		16.16%	16.16%	11.41%	11.41%
Canadian Malartic Corporation [Member]
Disclosure of fair value measurement of liabilities [line items]
Bank borrowings. letters of credit		$ 91.1	$ 70.1	$ 78.3	$ 57.4
U.S.
Disclosure of fair value measurement of liabilities [line items]
Bank borrowings. letters of credit			$ 13.6		$ 13.6